ENTERPRISE-WIDE DISCLOSURE (Details - Schedule of revenues by business) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Revenue from External Customer [Line Items]
Revenues	$ 1,940,346	$ 144,013	$ 6,161,122	$ 367,113
Electronic Device Hardware Components Sales [Member]
Revenue from External Customer [Line Items]
Revenues	0	115,000	103,382	294,880
Software And Website Development Services [Member]
Revenue from External Customer [Line Items]
Revenues	0	0	19,230	0
Technical Consulting And Training Services [Member]
Revenue from External Customer [Line Items]
Revenues	0	0	0	14,470
Software Maintenance And Business Promotion Services [Member]
Revenue from External Customer [Line Items]
Revenues	0	29,013	29,276	57,763
Business Consulting Services [Member]
Revenue from External Customer [Line Items]
Revenues	18,472	0	86,584	0
Global Logistics Services [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,921,874	$ 0	$ 5,922,650	$ 0